Trade payables and accrued expenses	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Trade payables and accrued expenses	15. Trade payables and accrued expenses

	As at March 31,
		2023		2024
Trade payables	₹	21,728	₹	23,275
Accrued expenses		67,326		65,291
	₹	89,054	₹	88,566